Employee Benefit Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
EMPLOYEE BENEFIT EXPENSES

NOTE 15: - EMPLOYEE BENEFIT EXPENSES

Short term employee benefits included in consolidated statements of comprehensive loss are as follows:

	Year ended December 31,
	2021	2020	2019
Research and development
Short term benefit	$1,286	$738	$360
Share based compensation	1,105	255	-
Token based compensation	815	336	3

Sales and Marketing
Short term benefit	677	267	2
Share based compensation	2,809	171	106
Token based compensation	759	423	-

General and administration
Short term benefit	5,072	1,600	756
Share based compensation	6,985	144	96
Token based compensation	18,545	3,174	6